DEBT	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Disclosure of debt instruments [text block]

27. DEBT

We issue debt for various purposes, including maintaining or adjusting our capital structure. We have access to short-term facilities that we renegotiate periodically. We also have access to the capital markets through our base shelf prospectus.

		December 31,		December 31,
			2017	2016
	Maturity	Rate (%) (a)	Utilized	Utilized
Short-term debt
Commercial paper (b)	2018	1.88	565	306
Credit facilities (c)(d)		8.89	302	298
			867	604

Long-term debt (e)
Floating rate bank loans	-	-	10
7.7% debentures	2017	-	100
6.75% debentures	2019	500	500
3.15% debentures	2022	500	500
3.5% debentures	2023	500	500
3.375% debentures	2025	550	550
7.8% debentures	2027	125	125
4.125% debentures	2035	450	450
7.125% debentures	2036	300	300
6.125% debentures	2041	500	500
4.9% debentures	2043	500	500
5.25% debentures	2045	500	500
Other		32	25
		4,457	4,560
Unamortized transaction costs		(49)	(52)
Current portion of long-term debt		(11)	(110)
		4,397	4,398

(a) Weighted average rates at December 31, 2017

(b) Program maximum U.S. $2.5-billion. Amounts borrowed under the commercial paper program reduce our borrowing capacity under the multi-jurisdictional credit facility.

(c) Short-term debt is unsecured and consists of U.S. dollar-denominated debt of $164-million, euro-denominated debt of $47-million and other debt of $91-million (2016 – $236-million, $53-million and $9-million).

(d) Total capacity available on our multi-jurisdictional credit facility, which expires in 2020, is $2.5-billion.

(e) Debentures have various provisions that allow redemption prior to maturity, at our option, at specified prices.

Debt capacity available	December 31,
2017
Multi-jurisdictional credit facility	2,500
European facilities	240
South American facilities	211
Australian facilities	50
Accounts receivable securitization	500
3,501
Short-term debt drawn	(867)
Letters of credit issued	(1)
Debt capacity available	2,633

	Short-term debt	Long-term debt (a)
December 31, 2016	604	4,508
Cash flows reported as financing activities	258	(110)
Non-cash changes
Other adjustments	-	10
Foreign currency translation	5	-
December 31, 2017	867	4,408

  Includes current portion